Classification of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Classification of Financial Instruments [Abstract]
Classification of financial assets
Classification of financial assets as of December 31, 2019 and 2020 are as follows:

		2019
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	1,810,129	—	1,810,129
Current financial assets
Current financial assets at fair value through profit or loss		131,385	—	—	—	131,385
Current financial assets at amortized costs		—	—	12,302	—	12,302
Current derivative assets		21	—	—	27,597	27,618
Other financial assets		—	—	1,415,204	—	1,415,204
Trade and other receivables		—	—	7,701,452	—	7,701,452

		131,406	—	10,939,087	27,597	11,098,090

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		615,876	—	—	—	615,876
Non-current financial assets at fair value through other comprehensive income		—	379,170	—	—	379,170
Non-current financial assets at amortized costs		—	—	1,307	—	1,307
Non-current derivative assets		165,183	—	—	118,232	283,415
Other financial assets		—	—	1,283,730	—	1,283,730
Trade and other receivables		—	—	2,002,297	—	2,002,297

		781,059	379,170	3,287,334	118,232	4,565,795

	￦	912,465	379,170	14,226,421	145,829	15,663,885

		2020
		Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortized cost	Derivative assets (applying hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	—	2,029,584	—	2,029,584
Current financial assets
Current financial assets at fair value through profit or loss		1,196,101	—	—	—	1,196,101
Current financial assets at amortized costs		—	—	13,149	—	13,149
Current derivative assets		18,332	—	—	11,193	29,525
Other financial assets		—	—	1,561,445	—	1,561,445
Trade and other receivables		—	—	7,918,470	—	7,918,470

		1,214,433	—	11,522,648	11,193	12,748,274

Non-current assets
Non-current financial assets
Non-current financial assets at fair value through profit or loss		685,281	—	—	—	685,281
Non-current financial assets at fair value through other comprehensive income		—	358,559	—	—	358,559
Non-current financial assets at amortized costs		—	—	1,273	—	1,273
Non-current derivative assets		92,432	—	—	44,456	136,888
Other financial assets		—	—	1,290,820	—	1,290,820
Trade and other receivables		—	—	1,861,569	—	1,861,569

		777,713	358,559	3,153,662	44,456	4,334,390

	￦	1,992,146	358,559	14,676,310	55,649	17,082,664

Classification of financial liabilities
Classification of financial liabilities as of December 31, 2019 and 2020 are as follows:

		2019
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	1,315,134	—	1,315,134
Debt securities		—	7,542,705	—	7,542,705
Derivative liabilities		13,286	—	59,778	73,064
Trade and other payables		—	6,649,402	—	6,649,402

		13,286	15,507,241	59,778	15,580,305

Non-current liabilities
Borrowings		—	3,389,743	—	3,389,743
Debt securities		—	55,628,959	—	55,628,959
Derivative liabilities		39,861	—	57,035	96,896
Trade and other payables		—	6,965,760	—	6,965,760

		39,861	65,984,462	57,035	66,081,358

	￦	53,147	81,491,703	116,813	81,661,663

		2020
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (applying hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	2,113,181	—	2,113,181
Debt securities		—	8,561,624	—	8,561,624
Derivative liabilities		13,053	—	36,831	49,884
Trade and other payables		—	6,256,521	—	6,256,521

		13,053	16,931,326	36,831	16,981,210

Non-current liabilities
Borrowings		—	3,003,999	—	3,003,999
Debt securities		—	56,045,777	—	56,045,777
Derivative liabilities		144,873	—	170,362	315,235
Trade and other payables		—	6,480,412	—	6,480,412

		144,873	65,530,188	170,362	65,845,423

	￦	157,926	82,461,514	207,193	82,826,633

Classification of comprehensive income (loss) from financial instruments
Classification of comprehensive income (loss) from financial instruments for the years ended December 31, 2018, 2019 and 2020 are as follows:

			2018	2019	2020
			In millions of won
Cash and cash equivalents	Interest income	￦	40,704	42,861	9,419
Financial assets at fair value through profit or loss	Interest income		21,713	29,411	19,114
	Gain on valuation of derivatives		34,117	151,604	(52,447)
	Gain on transaction of derivatives		39,114	63,329	36,563
	Gain on valuation of financial assets		1,879	1,062	5,508
	Gain on disposal of financial assets		1,837	1,760	11,344
Financial assets at fair value through other comprehensive income	Dividends income		12,777	13,838	7,316
Financial assets at amortized cost	Interest income		89	539	612
Loans	Interest income		21,925	63,448	26,232
Trade and other receivables	Interest income		90,390	69,941	151,035
Short-term financial instruments	Interest income		41,025	49,070	25,540
Long-term financial instruments	Interest income		7,920	12,794	10,406
Other financial assets	Interest income		1	54	228
Derivative assets (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		69,799	123,730	(77,733)
	Gain on valuation of derivatives (equity, before tax)		8,600	38,305	9,925
	Gain on transaction of derivatives		34,152	65,651	36,053
Financial liabilities at fair value through profit or loss	Gain (loss) on valuation of derivatives		(4,650)	27,686	(104,607)
	Gain on transaction of derivatives		36,046	(493)	(49,788)
Financial liabilities carried at amortized cost	Interest expense of borrowings and debt securities		1,320,516	1,394,328	1,365,801
	Gain (loss) on repayment of financial liabilities		—	—	(35)
	Interest expense of trade and other payables		42,830	94,019	88,757
	Interest expense of others		505,112	558,464	540,867
	Gain (loss) on foreign currency transactions and translations		(356,159)	(406,175)	739,244
Derivative liabilities (applying hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		53,937	14,330	(220,928)
	Gain (loss) on valuation of derivatives (equity, before tax)		(15,029)	(2,578)	101,295
	Gain (loss) on transaction of derivatives		37,985	(42,072)	42,565